Other revenues and expenses - Financial Income and Expenses (Narrative) (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Interest on loans		$ 7,864	$ 4,971		$ 4,153
Foreign exchange gains and losses related to hedges of euro		71	366	[1]	(1,401)	[1],[2]
Convertible debt amendments	$ 322	0	265	[1]	322	[1],[2]
Other financial expenses		0	400	[1]	0	[1],[2]
Loans and finance leases related to convertible debts issued and government loans granted
Disclosure of detailed information about borrowings [line items]
Interest on loans		$ 7,732	$ 4,872		$ 4,094

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	(1) In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.